Financial assets, liabilities and financial result (excluding Orange Bank) - Bank loans and from development organizations and multilateral lending institutions - Additional information (Details) - IFRS Parent Company [Member] - Loans from development organizations and multilateral lending institutions [member]
€ in Millions
	1 Months Ended
	Jun. 30, 2018 loan	Aug. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of loans | loan	2
Notional amount | €		€ 650